Significant accounting policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant accounting policies

2. Significant accounting policies

These consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The Company began reporting in accordance with U.S. GAAP on January 1, 2011 and formerly reported in accordance with Canadian generally accepted accounting principles (“Canadian GAAP”). Comparative figures, previously reported under Canadian GAAP, have been restated to comply with U.S. GAAP. All information is stated in U.S. dollars unless otherwise noted, and include the following significant accounting policies:

(a) Principles of consolidation

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated.

(b) Foreign currency translation

(i) Change in functional currency

As at December 31, 2010, the Company completed the U.S. dollar financing of its 120MW Windstar and its 10.5MW Kingman projects. At such time, the primary economic environment in which the Company and its wholly owned subsidiaries operated changed. As a result of this financing, almost all of its debt as well as all the Company’s revenue will be denominated in U.S. dollars. This change in functional currency, for the Company’s subsidiaries from Canadian dollars to U.S. dollars, has been accounted for prospectively from December 31, 2010 and prior year financial statements have not been restated for this change.

(ii) Change in reporting currency

Effective January 1, 2011, the Company’s reporting currency was changed to the U.S. dollar. The change in reporting currency has been accounted for retroactively (Note 25).

(iii) Parent company translation

The operations of the parent company are translated into U.S. dollars at the exchange rate in effect at the balance sheet date for all assets and liabilities. Revenues and expenses of the parent company are translated at the average exchange rate prevailing during the period. Translation gains and losses are recorded as a currency translation adjustment in accumulated other comprehensive income (loss). Foreign currency transactions are recorded at the exchange rate in effect at the date of the transaction.

(c) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the amount of revenues and expenses reported during the period. Actual results may differ from those estimates.

Significant areas requiring management estimates in the preparation of these consolidated financial statements include, amongst other things, assessment that the going concern assumption is appropriate, assessment of accounts receivable, accounts payable, accrued liabilities, impairment and amortization of long-lived assets, capitalization of power project and construction costs, asset retirement obligations, goodwill and intangible asset valuations, valuation of interest rate swaps, valuation allowance for deferred income taxes, valuation of stock-based compensation, warrants and allocation of expenses within the consolidated statements of operations.

(d) Cash

Cash consists of cash on deposit with banks. The Company has no cash equivalents as at the reporting dates presented in these financial statements.

(e) Accounts receivable

Accounts receivable are recorded at amortized cost less any allowance for doubtful accounts that is considered necessary. The Company records an allowance for doubtful accounts for any account receivable that management believes is impaired. The Company considers the financial condition of the customers, aging of accounts receivables, the current business environment and historical collection experience when assessing impairment.

(f) Inventory

Inventory consists of spare parts funded by the Company for a two year period under the terms of Kingman’s turbine supply agreement (“TSA”). At the end of the two year term, the spare parts will be replenished at the cost of the vendor.

(g) Restricted cash

Restricted cash includes cash balances held by subsidiaries of the Company for which the use of funds, as required by financing arrangements, is restricted to meet specific operational, project and debt service requirements of those specific subsidiaries. Restricted cash also includes term deposits that are segregated from the Company’s cash balances to secure letters of credit. The funds are disclosed separately since the use of funds is restricted to certain operational and project costs, or cannot be accessed until the expiry of the letters of credit.

(h) Power project development and construction costs

Power project development and construction costs includes costs incurred to secure property rights, to assess the feasibility of the wind or solar projects and for construction and finance costs prior to project completion. These costs include costs paid to third parties and financing costs directly related to the project. These costs will be amortized over the expected useful life of the project once the project commences commercial operations. The recoverability of the capitalized costs is dependent on the Company’s ability to complete construction of the project, meet its obligations under various agreements and complete future operations or dispositions.

(i) Property and equipment

Depreciable assets are recorded at cost less accumulated amortization. Amortization of these assets is based on the cost of the assets less estimated salvage values. All property and equipment are classified as assets held for use as at December 31, 2011.

Land is recorded at cost plus site investigation, legal and title insurance costs. Other generating facilities include electrical infrastructure, buildings, asset retirement obligation and roads. Meteorological towers include wind equipment used for wind assessments during the development stage and monitoring long term wind speeds.

Amortization is on a straight line basis over the following estimated useful lives:

Wind turbines and towers	9 to 20 years
Solar panels and facilities	20 years
Other generating facilities	14 to 20 years
Meteorological towers	5 to 20 years
Furniture and equipment	5 years
Automotive	5 years

(j) Goodwill and intangible assets

The Company has recorded goodwill and intangible assets related to the acquisition of the Mesa Wind Farm. The acquisition was accounted for using the purchase method of accounting. Goodwill is tested for impairment at least annually or when events or circumstances change. Goodwill impairment is assessed based on a comparison of the fair value of an individual reporting unit to the underlying carrying value of the reporting unit’s net assets including goodwill. When the carrying amount of the reporting unit exceeds its fair value, the fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of the impairment loss.

Intangible assets also include amounts allocated to power purchase agreements, interconnection agreements, and to the land right-of-ways for producing wind and solar farms and are amortized on a straight line basis using the following rates:

Land right-of-way	30.5 years
Interconnection agreement	20 years
Power purchase agreement	4 to 20 years
Operations and maintenance agreement	10 years

(k) Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment losses are recognized when the carrying amount of a long-lived asset exceeds the sum of the undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. The impairment loss is determined as the amount by which the long-lived asset’s carrying amount exceeds its fair value.

(l) Deferred income

Deferred income represents proceeds received from the Department of the Treasury, under the U.S. Federal Government’s cash grant program to encourage renewable energy development. The Company will recognize the deferred income balances of each eligible project into income over the life of the respective project.

(m) Interest rate swap contract

The Company has entered into two separate interest rate swap contracts with Keybank to manage its exposure to fluctuations in interest rates on its floating rate term loan (Note 13). The interest rate swap contracts are both derivative financial instruments designated as cash flow hedges and changes in their estimated fair values are recognized in accumulated other comprehensive loss (Note 22) to the extent they have been assessed as effective.

(n) Asset retirement obligations

The Company recognizes the fair value of liabilities for asset retirement obligations in the period in which a reasonable estimate of such costs can be made. The asset retirement obligation is recorded as a liability with a corresponding increase to the carrying amount of the related long-lived asset. Subsequently, the asset retirement cost is allocated to expenses using a systematic and rational method. The asset retirement obligation is adjusted at least annually to reflect period-to-period changes in the liability resulting from passage of time and revisions to either timing or the amount of the original estimate of the undiscounted cash flow. As at December 31, 2011, the Company had an asset retirement obligation with respect to a land right-of-way that is owned by Mesa Wind; and with respect to remediation costs associated with its Kingman project.

(o) Warrants

All warrants granted are valued using the fair value method which is determined by the Black-Scholes pricing model with assumptions for risk free interest rates, dividend yields, volatility factors and an expected life of the warrants, and this value is expensed over the life of the warrants until such warrants are exercised.

(p) Income taxes

The Company follows the asset and liability method of accounting for income taxes. Under this method, the change in the net deferred tax asset or liability is included in the computation of net income. Deferred tax assets and liabilities are measured using the enacted tax rates applicable to taxable income in the years in which the temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Under current conditions and expectations, the Company does not foresee any significant changes in unrecognized tax benefits that would have a material impact on the Company’s financial statements. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company has not accrued interest or penalties related to uncertain tax positions as of December 31, 2011. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

The Company has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits.

(q) Revenue recognition

Revenue derived from the sale of energy in the form of electricity is recognized on the accrual basis at the time electricity is delivered at the point of interconnection to the utility and at rates pursuant to the relevant power purchase agreement.

(r) Stock-based compensation

All stock option awards granted to consultants or employees and directors are valued using the fair value method. The fair value of stock options is determined by the Black-Scholes option pricing model with assumptions for risk free interest rates, dividend yields, volatility factors of the expected market price of the Company’s common shares and an expected life of the options and is expensed over the vesting period. The fair value of direct awards of shares is determined by the quoted market price of the Company’s stock at grant date and is recorded as stock-based compensation expense over the vesting period.

(s) Income (loss) per share

Income (loss) per share is computed using the weighted average number of common shares outstanding during the year. Diluted earnings per share amounts would be calculated giving effect to the potential dilution that would occur if securities or other contracts to issue common shares were exercised or converted to common shares using the treasury stock method, if the Company had positive net earnings. The treasury stock method assumes that proceeds received from the exercise of stock options and warrants are used to repurchase common shares at the prevailing market rate. Shares held in escrow and contingently cancellable are included in the computation of basic loss per share.

(t) Financial instruments

FASB Accounting Standards Codification Topic 820, Fair Value Measurements requires disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

ASC 820-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, such as: quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(u) New accounting pronouncements effective in the year ended December 31, 2011

In April 2010, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update, which addressed the classification of employee share-based payment awards with an exercise price denominated in the currency of a market in which the underlying equity securities trades. This update clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity should not classify such an award as a liability if it otherwise qualifies as equity. The adoption by the Company on January 1, 2011 did not have a material impact on the Company's consolidated financial statements.

(v) New accounting pronouncements effective in future periods

(i) Accounting for Fair Value Measurement

On May 12, 2011, FASB amended authoritative accounting guidance regarding fair value measurement and disclosure requirements. The amendment prohibits the application of block discounts for all fair value measurements, permits the fair value of certain financial instruments to be measured on the basis of the net risk exposure and allows the application of premiums or discounts to the extent consistent with the applicable unit of account. The amendment clarifies that the highest-and-best use and valuation-premise concepts are not relevant to financial instruments. Expanded disclosures are required under the amendment, including quantitative information about significant unobservable inputs used for Level 3 measurements, a qualitative discussion about the sensitivity of recurring Level 3 measurements to changes in unobservable inputs disclosed, a discussion of the Level 3 valuation processes, any transfers between Levels 1 and 2 and the classification of items whose fair value is not recorded but is disclosed in the notes. The amendment is effective prospectively during interim and annual periods beginning after December 15, 2011 (January 1, 2012 for the Company). The adoption of this amendment is not expected to have a material effect on the Company's financial statements.

ii. Presentation of Comprehensive Income

On June 16, 2011, FASB issued new accounting guidance that revises the manner in which entities present comprehensive income in their financial statements. The new guidance requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The new guidance does not change the items that must be reported in other comprehensive income and does not affect the calculation or reporting of earnings per share. The amendment is applicable retrospectively effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (January 1, 2012 for the Company). However, on December 23, 2011, the FASB issued new guidance that postpones indefinitely the application of certain provisions of the guidance issued in June 2011. The requirement to present reclassification adjustments out of accumulated other comprehensive income by component will be further deliberated by the FASB. The adoption of this amendment is not expected to have a material effect on the Company's financial statements.